Details of Significant Accounts - Summary of Expenses by Nature (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Expense By Nature [Abstract]
Employee benefit expenses	$ 314,655	$ 10,280	$ 323,991	$ 346,111
Depreciation charges	39,315	1,284	41,926	63,571
Amortization charges	$ 8,144	$ 266	$ 10,570	$ 11,668